Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Income Tax Expense (Recovery)

Income tax recognized in net earnings is comprised of the following:

	Years Ended December 31

(in thousands)	2018	2017

Current income tax expense related to foreign jurisdictions	$86	$326

Deferred income tax expense (recovery) related to:

Origination and reversal of temporary differences	$841	$3,602

Reversal of write down of previously recognized temporary differences	(5,393)	(4,814)

Total deferred income tax recovery from operations	$(4,552)	$(1,212)

Total income tax recovery from operations	$(4,466)	$(886)

Income tax expense related to CRA Settlement [1]

Current income tax expense related to CRA Settlement	$4,020	$-

Reversal of previously recognized non-capital losses	3,848	-

Income tax expense offset by previously unrecognized non-capital losses recognized through Equity	12,466	-

Total income tax expense related to CRA Settlement [2]	$20,334	$-

Income tax expense (recovery) recognized in net earnings	$15,868	$(886)

1)

Reference to the CRA Settlement in Note 23 refers to the settlement of the 2005 to 2010 tax dispute and the application of the CRA Settlement principles to the 2011 to 2017 taxation years. Refer to the discussion on page 108 for more information.

2)	Net of an $18 million tax benefit relating to non-capital losses and other deductions recognized through net earnings.

Schedule of Income Tax Recognized as Component of OCI

Income tax recognized as a component of OCI is comprised of the following:

	Years Ended December 31

(in thousands)	2018	2017

Income tax expense (recovery) related to LTIs - common shares held	$2,662	$1,091

Income tax expense (recovery) recognized in OCI	$2,662	$1,091

Schedule of Income Tax Recognized Directly in Equity

Income tax recognized directly in equity is comprised of the following:

	Years Ended December 31

(in thousands)	2018	2017

Income tax expense (recovery) related to share issue costs

Origination and reversal of temporary differences	$1,078	$-

Write down of previously recognized temporary differences	(3,001)	(65)

Income tax expense (recovery) from operations	$(1,923)	$(65)

Income tax recovery related to CRA Settlement

Benefit of previously unrecognized non-capital losses related to share issue costs	$(12,466)	$-

Income tax expense (recovery) recognized in equity	$(14,389)	$(65)

Schedule of Provision for Income taxes

The provision for income taxes differs from the amount that would be obtained by applying the statutory income tax rate to consolidated earnings before income taxes due to the following:

	Years Ended December 31

(in thousands)	2018	2017

Earnings before income taxes	$442,983	$56,817

Canadian federal and provincial income tax rates [1]	27.00%	26.00%

Income tax expense based on above rates	$119,605	$14,772

Non-deductible stock based compensation and other	4,676	2,206

Differences in tax rates in foreign jurisdictions	(133,361)	(16,605)

Impact of tax rate changes	-	(47)

Impact of CRA Settlement	20,334	-

Current period unrecognized temporary differences	10,007	3,602

Write down (reversal of write down) of previously recognized temporary differences	(5,393)	(4,814)

Income tax expense (recovery)	$15,868	$(886)

1)	Effective January 1, 2018, the BC corporate tax rate increased from 11% to 12%, resulting in the Company’s statutory tax rate increasing to 27% for years 2018 and beyond.

Deferred Income Tax Assets and Liabilities Recognized

The movement in deferred income tax assets and liabilities for the years ended December 31, 2018 and December 31, 2017, respectively, is shown below:

	Year Ended December 31, 2018

	Opening Balance	Recovery (Expense) Recognized In Net Earnings	LTI Disposition	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Recognized deferred income tax assets and liabilities

Deferred tax assets

Non-capital loss carryforward [1]	$3,848	$(2,057)	$-	$-	$2,032	$3,823

Capital loss carryforward	1,965	2,633	(4,598)	-	-	-

Other [2]	147	240	-	-	-	387

Deferred tax liabilities

Interest capitalized for accounting	(87)	-	-	-	-	(87)

Debt and share financing fees [3]	(375)	(107)	-	-	(109)	(591)

Kutcho Convertible Note	(29)	29	-	-	-	-

Unrealized gains on long-term investments	(1,937)	1	4,598	(2,662)	-	-

Mineral stream interests [4]	(3,532)	-	-	-	-	(3,532)

Foreign withholding tax	(76)	(35)	-	-	-	(111)

Total	$(76)	$704	$-	$(2,662)	$1,923	$(111)

1)	As at December 31, 2018, the Company had recognized the tax effect on $14 million of non-capital losses against deferred tax liabilities on income account.
2)	Includes: capital assets, charitable donation carryforward, and PSU accrual.
3)

Debt and share financing fees are deducted over a five year period for Canadian income tax purposes. For accounting purposes, debt financing fees are deducted over the term of the credit facility and share financing fees are charged directly to issued capital.

4)

The Company’s position, as reflected in its filed Canadian income tax returns, is that the cost of the precious metal acquired under the Canadian PMPAs is equal to the market value while a deposit is outstanding (where applicable to an agreement), and the cash cost thereafter, as provided for in the PMPAs. For accounting purposes, the cost of the mineral stream interests is depleted on a unit-of-production basis as described in Note 4.2.

	Year Ended December 31, 2017

	Opening Balance	Recovery (Expense) Recognized In Net Earnings	Recovery (Expense) Recognized In OCI	Recovery (Expense) Recognized In Shareholders’ Equity	Closing Balance
Recognized deferred income tax assets and liabilities

Deferred tax assets

Non-capital loss carryforward	$3,508	$299	$-	$41	$3,848

Capital loss carryforward	846	1,119	-	-	1,965

Other	43	104	-	-	147

Deferred tax liabilities

Interest capitalized for accounting	(84)	(3)	-	-	(87)

Debt and share financing fees	173	(572)	-	24	(375)

Kutcho Convertible Note	-	(29)	-	-	(29)

Unrealized gains on long-term investments	(846)	-	(1,091)	-	(1,937)

Mineral stream interests	(3,640)	108	-	-	(3,532)

Foreign withholding tax	(262)	186	-	-	(76)

Total	$(262)	$1,212	$(1,091)	$65	$(76)

Schedule of Deferred Income Tax Assets Unrecognized

Deferred income tax assets in Canada not recognized are shown below:

(in thousands)	December 31 2018	December 31 2017

Non-capital loss carryforward [1]	$7,209	$32,388

Debt and equity financing fees	4,474	7,451

Mineral stream interests	67,717	70,514

Other	3,656	1,366

Capital loss carryforward [2]	7,723	10,356

Kutcho Convertible Note	648	-

Unrealized losses on long-term investments	15,907	7,828

Total	$107,334	$129,903

1)	As at December 31, 2018, the Company had not recognized the tax effect on $27 million of non-capital losses as a deferred tax asset.
2)	As at December 31, 2018, the Company had not recognized the tax effect on $29 million of net capital losses as a deferred tax asset.